Unaudited Interim Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Operating activities
Profit for the year, net of tax		$ 30,891	$ 9,311
Adjustments for:
Depreciation and amortization		3,272	2,942
Share-based payments expense		463	390
Share of loss of equity-accounted associates	[1]	1,715	2,073
Impairment loss on trade and loan receivables and change in fair value of loans receivable		2
Change in fair value of share warrant obligations and other financial instruments		(100)	(265)
Change in fair value of other investments		(182)	1,002
Unwinding of discount on the put option liability			129
Trade and loan receivables write-off			41
Interest income		(898)	(1,059)
Interest expense		44	40
Dividend income		(408)	(662)
Foreign exchange gain/loss		(1,613)	2,582
Income tax expense		2,920	1,864
Total cash flows from operations before changes in working capital		36,106	18,388
Changes in working capital:
Decrease in deferred platform commissions		9,651	853
Decrease in deferred revenue		(44,271)	3,454
Decrease/(increase) in trade and other receivables		(6,819)	(1,029)
(Decrease)/increase in trade and other payables		1,991	(8,321)
Cash flows from (used in) operations		(39,448)	(5,043)
Income tax paid		(422)	(1,647)
Net cash flows (used in)/generated from operating activities		(3,764)	11,698
Investing activities
Acquisition of intangible assets		(3)
Acquisition of property and equipment		(194)	(138)
Acquisition of right-of-use assets			11
Investments in equity accounted associates		(1,715)
Loans granted		(368)	(2,569)
Proceeds from repayment of loans		316	164
Disposal of intangible assets and property and equipment		15
Acquisition of other investments		(14,147)	(62,614)
Proceeds from redemption of investments		4,085	75,166
Interest received		275	66
Dividends received		408	662
Net cash flows (used in)/generated from investing activities		(11,328)	10,726
Financing activities
Payments of lease liabilities		(342)	(399)
Dividends paid		(55,990)
Interest on lease		(44)	(40)
Buy-back of the shares resulted from Tender offer			(33,109)
Payments from exercise of put option liability of Cubic Games Studio Ltd's previous shareholders			(10,160)
Net cash flows used in financing activities		(56,376)	(43,708)
Net decrease in cash and cash equivalents for the period		(71,468)	(21,284)
Cash and cash equivalents at the beginning of the period		111,049	71,798
Effect of changes in exchange rates on cash held		1,972	240
Cash and cash equivalents at the end of the period		$ 41,553	$ 50,754

[1]	During the three and six months ended June 30, 2024 losses for POCI loans were erroneously classified as Impairment loss on trade and loan receivables and change in fair value of loans receivable. For such loans originated in respect to the associates, the Company determined that they have zero fair value upon recognition. Therefore, the difference between the fair value at recognition and the cash paid was considered as an additional investment in the equity of the associate (see Note 16 and Note 33).